Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Intangible Assets [Abstract]
Copyright licenses	$ 1,950,763	$ 1,959,379
intangible assets gross	1,950,763	1,959,379
Less: accumulated amortization	(894,100)	(898,049)
Less: impairment for production copyright	(1,056,663)	(1,061,330)
Total intangible assets